Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 1) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Entitiees [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Unproved	$ 146	$ 892
Exploration costs	873	758	$ 687
Development costs	10,982	6,914	6,079
Total	12,001	8,564	6,766
Consolidated Entitiees [Member] | Country Of Brazil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Unproved	146	892
Exploration costs	862	707	682
Development costs	10,929	6,883	6,035
Total	11,937	8,482	6,717
Consolidated Entitiees [Member] | South America [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Exploration costs	11	51	5
Development costs	53	31	44
Total	64	82	49
Consolidated Entitiees [Member] | Foreign countries [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Exploration costs	11	51	5
Development costs	53	31	44
Total	64	82	49
Equity Method Investeee [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Exploration costs	10	1
Development costs	37	30	37
Total	$ 47	$ 31	$ 37